Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,069	$ 2,920	$ 6,516
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,275	5,921	5,970
Depreciation	1,587	1,569	1,586
Amortization of intangible assets	227	291	358
Amortization of investment premiums and discounts, net	3,327	2,538	1,496
Other than temporary impairment charge on available for sale securities		155
Expense (benefit) for deferred income taxes	487	(637)	(210)
Compensation expense, restricted stock grants and options	99	118	134
Income from bank owned life insurance	(399)	(316)	(344)
Gain on sale of securities available for sale	(1,671)	(2,897)	(3,504)
Gain on sales of loans	(956)	(720)	(590)
Loss on sale of premises and equipment	13	145	6
Proceeds from sales of loans	48,705	36,367	43,456
(Gain) loss on sale of foreclosed assets	266	1,703	(321)
Originations of loans sold	(47,749)	(35,647)	(42,866)
(Increase) decrease in:
Accrued interest receivable	785	487	(893)
Other assets (increase)	(815)	265	2,261
Decrease in accrued expenses and other liabilities	(911)	(1,046)	(661)
Net cash provided by operating activities	9,339	11,216	12,394
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities available for sale	143,434	179,795	221,875
Purchase of securities available for sale	(114,253)	(195,740)	(290,765)
Net decrease in loans	26,815	34,186	24,665
Purchase of Federal Home Loan Bank stock		(50)	(97)
Proceeds from sale of foreclosed assets	2,738	9,590	3,897
Proceeds from bank owned life insurance	211
Purchase of premises and equipment	(726)	(856)	(553)
Net cash provided by (used in) investing activities	58,219	26,925	(40,978)
Cash flows from financing activities:
Net increase (decrease) in deposits	(40,230)	(26,834)	32,785
Increase (decrease) in advance payments by borrowers for taxes and insurance	243	(86)	3
Advances from Federal Home Loan Bank	3,000	30,000	39,000
Repayment of advances from Federal Home Loan Bank	(22,578)	(48,586)	(59,560)
Increase (decrease) in repurchase agreements	428	(2,030)	9,050
Sale of common stock			28,952
Sale of treasury stock			1,419
Repurchase of preferred stock	(18,400)
Dividends paid on preferred stock	(1,007)	(920)	(920)
Dividends paid on common stock	(598)	(1,909)	(2,272)
Net cash provided by (used in) financing activities	(79,142)	(50,365)	48,457
Increase (decrease) in cash and cash equivalents	(11,584)	(12,224)	19,873
Cash and cash equivalents, beginning of period	48,760	60,984	41,111
Cash and cash equivalents, end of period	37,176	48,760	60,984
Supplemental disclosures of cash flow information:
Interest paid	7,564	9,589	11,826
Income taxes paid	1,990	2,105	4,110
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	3,684	4,875	5,290
Foreclosures and in substance foreclosures of loans during year	2,285	3,748	11,505
Net unrealized gains (losses) on investment securities classified as available for sale	3,400	9,895	(2,851)
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	(1,156)	(3,364)	969
Dividends declared and payable	180	176	613
Issue of unearned restricted stock	$ 74	$ 87	$ 92